Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Trade Receivables	9.1 Trade receivables

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Trade receivables	3,914	3,079
Valuation allowance	(287)	(326)

Total net value of trade receivables	3,627	2,753

Disclosure of Subsidies Receivables

9.2 Subsidies receivables

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Research tax credit	8,389	9,039
Other subsidies	1,500	1,812
Valuation allowance for other subsidies	(1,166)	(1,326)

Total	8,723	9,524

Disclosure of Other Current Assets

9.3 Other current assets

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
VAT receivables	1,605	1,543
Prepaid expenses and other prepayments	6,615	8,304
Tax and social receivables	285	873
Deferred expenses and other current assets	363	2,993

Total	8,870	13,713